Employee Benefits - Additional Information (Detail) ¥ in Millions	12 Months Ended
	Mar. 31, 2018 JPY (¥) Age	Mar. 31, 2017 JPY (¥)
Disclosure of defined benefit plans [line items]
Mandatory retirement age before the severance plan amendments | Age	60
Mandatory retirement age after the severance plan amendments	65
Mandatory retirement age after the severance plan amendments, effective date	April 1, 2017
Japanese plans [member]
Disclosure of defined benefit plans [line items]
Expected contributions to pension plans	¥ 21,720
Japanese plans [member] | Present value of defined benefit obligation [member]
Disclosure of defined benefit plans [line items]
Past service cost in profit or loss		¥ (84,024)
Japanese plans [member] | Present value of defined benefit obligation [member] | Cost of Sales [member]
Disclosure of defined benefit plans [line items]
Past service cost in profit or loss		(37,197)
Japanese plans [member] | Present value of defined benefit obligation [member] | Selling, general and administrative [member]
Disclosure of defined benefit plans [line items]
Past service cost in profit or loss		(21,385)
Japanese plans [member] | Present value of defined benefit obligation [member] | Research and development [member]
Disclosure of defined benefit plans [line items]
Past service cost in profit or loss		(25,442)
Foreign plans [member]
Disclosure of defined benefit plans [line items]
Expected contributions to pension plans	26,087
Foreign plans [member] | Present value of defined benefit obligation [member]
Disclosure of defined benefit plans [line items]
Past service cost in profit or loss	¥ 506	¥ 1,258